UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 94.6%
Australia - 1.1%
Dexus	676,258	5,193,182
France - 5.5%
Sanofi	108,357	9,567,876
Television Francaise 1	448,063	6,720,055
Total	157,342	9,110,106
		25,398,037
Hong Kong - 1.4%
Link REIT	753,500	6,665,542
India - 1.6%
Infosys, ADR	409,911	7,382,497
Israel - 1.5%
Bank Hapoalim	951,860	7,125,972
Italy - 1.0%
Atlantia	138,396	4,584,333
Japan - 1.7%
Japan Tobacco	240,300	7,950,569
Netherlands - 5.8%
Koninklijke Ahold Delhaize	183,743	4,099,451
RELX	529,770	11,783,410
Royal Dutch Shell, Cl. A	312,290	10,947,442
		26,830,303
New Zealand - .4%
Spark New Zealand	683,684	1,808,794
Norway - 2.0%
Orkla	912,576	9,496,406
South Korea - .7%
Macquarie Korea Infrastructure Fund	418,437	3,228,844
Sweden - 1.8%
Hennes & Mauritz, Cl. B	467,479	8,266,415
Switzerland - 9.0%
Nestle	92,844	8,022,041
Novartis	154,530	13,979,507
Roche Holding	39,074	9,632,586
Zurich Insurance Group	31,889	10,480,629
		42,114,763
United Kingdom - 19.0%
BAE Systems	910,167	7,676,263
British American Tobacco	132,083	9,037,455
British American Tobacco, ADR	115,987	7,898,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 94.6% (continued)
United Kingdom - 19.0% (continued)
Centrica	3,563,176	6,751,467
Diageo	428,159	15,395,608
GlaxoSmithKline	122,416	2,295,018
Informa	1,075,382	10,630,143
UBM	694,134	8,948,937
Unilever	229,320	13,023,995
Vodafone Group	2,078,197	6,627,333
		88,284,934
United States - 42.1%
CA	483,328	17,327,309
Cisco Systems	558,340	23,193,444
CMS Energy	169,342	7,578,054
Coty, Cl. A	521,141	10,219,575
Emerson Electric	66,820	4,826,409
Eversource Energy	129,524	8,171,669
Gilead Sciences	158,980	13,322,524
Kraft Heinz	21,001	1,646,268
Mattel	113,567	1,798,901
Maxim Integrated Products	259,207	15,811,627
McDonald's	52,988	9,068,366
Merck & Co.	143,995	8,531,704
Microsoft	81,736	7,765,737
Omnicom Group	68,343	5,238,491
Paychex	114,434	7,810,120
Philip Morris International	95,010	10,187,922
Principal Financial Group	83,976	5,676,778
Procter & Gamble	96,081	8,295,633
Ralph Lauren	128,867	14,730,787
Verizon Communications	99,025	5,354,282
Western Union	467,685	9,723,171
		196,278,771
Total Common Stocks (cost $352,584,038)		440,609,362

Other Investment - 4.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $22,432,348)	22,432,348 [a]	22,432,348
Total Investments (cost $375,016,386)	99.4%	463,041,710
Cash and Receivables (Net)	.6%	2,705,173
Net Assets	100.0%	465,746,883
ADR—American Depository Receipt
REIT—Real Estate Investment Trust

a Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks	196,278,771	-	-	196,278,771
Equity Securities - Foreign Common
Stocks	244,330,591	-	-	244,330,591
Registered Investment Company	22,432,348	-	-	22,432,348
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†	-	3,702	-	3,702
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†	-	(12,203)	-	(12,203)

† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWRAD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Equity Income Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
		United States
British Pound	823,763	Dollar	1,165,917	2/1/18	3,702
United States
Dollar	2,364,706	British Pound	1,674,057	2/1/18	(12,203)
Gross Unrealized Appreciation					3,702
Gross Unrealized Depreciation					(12,203)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $88,025,324, consisting of $99,376,156 gross unrealized appreciation and $11,350,832 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9%
Argentina - 3.9%
Argentine Government,
Bonds	ARS	21.20	9/19/18	199,950,000		10,985,285
Argentine Government,
Bonds, Ser. POM, Argentine 7-Day
Reference Rate	ARS	27.27	6/21/20	170,980,000	[b]	9,896,551
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	19,957,000	[c]	8,608,902
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	1,625,000	[d]	1,852,500
City of Buenos Aires,
Unscd. Bonds	ARS	24.50	5/31/22	35,000,000		1,913,547
City of Buenos Aires,
Unscd. Bonds, Ser. 22, 3 Month BADLAR
+ 3.25%	ARS	25.43	3/29/24	68,200,000	[b]	3,534,174
						36,790,959
Australia - 3.0%
Australian Government,
Sr. Unscd. Bonds, Ser. 146	AUD	1.75	11/21/20	34,075,000		27,166,040
Driver Australia Four Trust,
Ser. 4, Cl. A, 1 Month Bank Bill Swap
Rate + .95%	AUD	2.66	8/21/25	388,492	[b]	313,799
Driver Australia Three Trust,
Ser. 3, Cl. A, 1 Month Bank Bill Swap
Rate + 1.70%	AUD	3.41	5/21/24	452,738	[b]	368,694
						27,848,533
Brazil - .3%
Natura Cosmeticos,
Sr. Unscd. Notes		5.38	2/1/23	2,350,000	[d]	2,364,452
Canada - 4.1%
BMW Canada Auto Trust,
Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	3,775,000	[d]	3,048,144
Canadian Government,
Bonds	CAD	1.00	6/1/27	10,925,000		7,917,516
Canadian Government,
Bonds	CAD	3.50	12/1/45	9,355,000		9,317,428
Canadian Pacer Auto Receivables Trust,
Ser. 2017-1A, Cl. A4		2.29	1/19/22	1,750,000	[d]	1,727,683
Cenovus Energy,
Notes		4.25	4/15/27	1,700,000	[e]	1,690,253
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	2,417,652	[d]	1,966,081

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Canada - 4.1% (continued)
CNH Capital Canada Receivables Trust,
Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	3,300,000	[d]	2,654,998
Ford Auto Securitization Trust,
Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/23	2,425,000	[d]	1,958,473
GMF Canada Leasing Trust,
Ser. 2016-1A, Cl. A2	CAD	1.64	3/20/19	789,209	[d]	641,665
GMF Canada Leasing Trust,
Ser. 2016-1A, Cl. A3	CAD	1.83	6/21/21	1,900,000	[d]	1,543,789
GMF Canada Leasing Trust,
Ser. 2017-1A, Cl. A3	CAD	2.47	9/20/22	1,750,000	[d]	1,421,356
MBARC Credit Canada,
Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	3,282,480	[d]	2,666,415
MBARC Credit Canada,
Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	1,075,000	[d]	871,204
Teck Resources,
Gtd. Notes		6.25	7/15/41	1,150,000		1,338,312
						38,763,317
Chile - .5%
Chilean Government,
Bonds	CLP	4.50	3/1/21	2,695,000,000		4,684,051
China - .1%
Alibaba Group Holding,
Sr. Unscd. Notes		2.80	6/6/23	900,000		883,300
Colombia - .4%
Colombian Government,
Bonds, Ser. B	COP 10.00		7/24/24	9,603,300,000		4,092,363
Ecuador - .2%
Ecuadorian Government,
Sr. Unscd. Notes		7.88	1/23/28	2,025,000	[d]	2,058,413
France - 1.3%
French Government,
Unscd. Bonds	EUR	2.00	5/25/48	8,975,000		11,745,478
Germany - 1.3%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	5,400,000		8,129,774
Globaldrive Auto Receivables,
Ser. 2016-B, Cl. A	EUR	0.13	8/20/24	3,252,068		4,061,367
						12,191,141
Ghana - .2%
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	1,925,000	[e]	2,127,703
Ireland - 1.5%
AerCap Ireland Capital,
Gtd. Notes		4.50	5/15/21	1,775,000		1,846,810
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/21	725,000		767,108

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Ireland - 1.5% (continued)
Irish Government,
Bonds	EUR	2.40	5/15/30	6,370,000		8,949,477
Irish Government,
Bonds	EUR	2.00	2/18/45	1,610,000		2,085,778
						13,649,173
Israel - .2%
Israeli Government,
Bonds, Ser. 0327	ILS	2.00	3/31/27	6,900,000		2,098,118
Italy - 5.8%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,285,000		7,823,445
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,565,000		4,565,541
Italian Government,
Bonds	EUR	1.25	12/1/26	28,000,000		33,040,028
Italian Government,
Unscd. Bonds	EUR	2.70	3/1/47	7,775,000		9,068,845
						54,497,859
Ivory Coast - .2%
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	750,000	[d]	1,017,916
Ivory Coast Government,
Sr. Unscd. Bonds		6.13	6/15/33	1,150,000	[d]	1,181,655
						2,199,571
Japan - 20.8%
Japanese Government,
Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21	2,880,000,000		26,549,975
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	2,300,500,000		20,712,655
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	10,172,000,000	[f]	99,008,966
Japanese Government,
Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	3,400,550,000		32,254,327
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,088,550,000		12,249,982
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A2A		2.30	5/11/20	660,465	[d]	661,705
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A4		3.30	5/10/24	1,080,000	[d]	1,079,550
OSCAR US Funding Trust VII,
Ser. 2017-2A Cl. A3		2.45	12/10/21	850,000	[d]	843,095
OSCAR US Funding Trust VII,
Ser. 2017-2A Cl. A4		2.76	12/10/24	1,800,000	[d]	1,786,637
						195,146,892
Luxembourg - .1%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/26	1,125,000	[d]	1,170,709

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Mexico - 1.4%
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	112,900,000		6,198,082
Mexican Government,
Sr. Unscd. Bonds, Ser. M	MXN	7.75	11/13/42	102,850,000		5,499,277
Mexico City Airport Trust,
Sr. Scd. Bonds		5.50	7/31/47	1,650,000	[d]	1,604,625
						13,301,984
Netherlands - 2.9%
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	3,900,000	[d]	4,089,361
ABN AMRO Bank,
Sub. Notes	EUR	2.88	1/18/28	1,100,000		1,489,094
ING Groep,
Sub. Notes	EUR	3.00	4/11/28	700,000		951,430
Petrobras Global Finance,
Gtd. Notes		5.30	1/27/25	1,900,000	[d]	1,916,625
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	2,530,000		2,697,612
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	1,816,000		2,387,139
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/23	1,125,000	[d]	1,154,531
Volkswagen International Finance,
Gtd. Bonds	EUR	3.75	12/31/49	1,800,000		2,410,537
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	4,100,000		5,306,365
Vonovia Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,187,690
WPC Eurobond,
Gtd. Bonds	EUR	2.25	7/19/24	1,850,000		2,399,228
						26,989,612
New Zealand - 2.5%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	28,704,000	[g]	23,323,190
Nigeria - .2%
Nigerian Government,
Bills	NGN	0.00	4/12/18	329,000,000		886,122
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	1,050,000	[d]	1,091,601
						1,977,723
Norway - .3%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	17,145,000	[d]	2,417,167
Portugal - 1.3%
Obrigacoes Do Tesouro,
Sr. Unscd. Bonds	EUR	4.10	2/15/45	7,950,000		12,060,352

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Russia - 1.9%
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	268,000,000		4,748,931
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	725,000,000		12,996,711
						17,745,642
Senegal - .5%
Senegalese Government,
Unscd. Notes		6.25	5/23/33	2,000,000		2,097,240
Senegalese Government,
Unscd. Notes		6.25	5/23/33	2,125,000	[d]	2,228,318
						4,325,558
Serbia - .3%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	2,500,000		2,832,348
South Africa - 1.4%
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	119,875,000		9,316,781
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	36,000,000		3,421,538
						12,738,319
Spain - 2.4%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,300,000		2,968,600
Driver Espana,
Ser. 3, Cl. A	EUR	0.68	12/21/26	1,384,645		1,732,226
Santander Issuances,
Gtd. Notes	EUR	2.50	3/18/25	2,800,000		3,671,906
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	9,200,000		12,330,449
Telefonica Emisiones,
Gtd. Notes	EUR	1.53	1/17/25	1,600,000		2,044,917
						22,748,098
Supranational - 3.8%
Asian Development Bank,
Sr. Unscd. Notes	NZD	3.50	5/30/24	3,750,000		2,795,739
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/21	2,975,000	[d]	2,326,689
European Investment Bank,
Sr. Unscd. Notes	AUD	2.70	1/12/23	4,600,000		3,691,539
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	18,425,000		13,933,175
International Finance,
Sr. Unscd. Notes	INR	6.30	11/25/24	96,070,000		1,517,374
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/20	85,000,000		11,115,904
						35,380,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Sweden - 1.3%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	86,125,000		12,582,202
Switzerland - .3%
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	2,700,000	[d]	2,777,757
Thailand - .4%
Thai Government,
Sr. Unscd. Bonds	THB	2.13	12/17/26	135,170,000		4,236,721
Turkey - 2.0%
Turkish Government,
Bonds	TRY	2.00	9/18/24	15,200,000	[h]	5,138,012
Turkish Government,
Bonds	TRY	11.00	2/24/27	43,800,000		11,268,887
Turkish Government,
Sr. Unscd. Notes		5.75	5/11/47	2,225,000		2,116,591
						18,523,490
Ukraine - .6%
Ukrainian Government,
Sr. Unscd. Notes		7.38	9/25/32	4,275,000	[d]	4,347,491
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	1,950,000		1,332,312
						5,679,803
United Arab Emirates - .4%
Abu Dhabi Crude Oil,
Sr. Scd. Bonds		4.60	11/2/47	4,175,000	[d]	4,204,910
United Kingdom - 8.3%
Barclays,
Jr. Sub. Bonds		7.88	12/31/49	2,325,000		2,546,624
Barclays,
Sub. Notes		5.20	5/12/26	2,925,000		3,091,985
Diageo Finance,
Gtd. Notes	EUR	2.38	5/20/26	3,050,000		4,190,153
E-Carat,
Ser. 2016-1, Cl. A	EUR	0.08	10/18/24	1,879,189		2,341,317
HSBC Holdings,
Sub. Notes		4.38	11/23/26	1,875,000		1,935,956
INEOS Finance,
Sr. Scd. Bonds	EUR	2.13	11/15/25	1,250,000	[d]	1,502,764
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	1,075,000	[d]	1,156,646
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	2,225,000		2,221,236
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	8,675,000		8,755,507
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	1,975,000		1,983,138

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
United Kingdom - 8.3% (continued)
United Kingdom Gilt,
Bonds	GBP	1.50	7/22/47	8,375,000		10,761,667
United Kingdom Gilt,
Unscd. Bonds	GBP	3.50	1/22/45	18,075,000		33,933,265
Vodafone Group,
Sr. Unscd. Notes	EUR	1.25	8/25/21	2,400,000		3,080,140
						77,500,398
United States - 16.3%
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	925,000		934,970
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	2,650,000		3,350,103
Ally Financial,
Gtd. Notes		3.50	1/27/19	3,415,000		3,435,490
AMC Networks,
Gtd. Notes		5.00	4/1/24	840,000		854,700
AMC Networks,
Gtd. Notes		4.75	8/1/25	355,000		355,444
American Homes 4 Rent,
Ser. 2014-SFR3, Cl. A		3.68	12/17/36	1,275,125	[d]	1,304,249
AmeriCredit Automobile Receivable
Trust,
Ser. 2017-4, Cl. B		2.36	12/19/22	3,300,000		3,259,735
Amgen,
Sr. Unscd. Notes		4.40	5/1/45	1,075,000		1,136,049
Andeavor Logistics,
Gtd. Notes		3.50	12/1/22	575,000		575,451
Antero Resources,
Gtd. Notes		5.63	6/1/23	300,000		312,000
Antero Resources,
Gtd. Notes		5.00	3/1/25	925,000	[e]	948,125
Bank of America,
Sr. Unscd. Notes		3.37	1/23/26	4,400,000		4,398,352
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		3.46	3/25/34	1,528,238	[b]	1,534,587
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ (Adjustable
Rate Mortgage)		5.59	12/11/40	719,764		760,796
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ		6.89	6/11/50	1,043,176		1,042,180
BWAY Holding,
Sr. Scd. Notes		5.50	4/15/24	2,074,000	[d]	2,154,368
CarMax Auto Owner Trust,
Ser. 2018-1, Cl. D		3.37	7/15/24	365,000		363,282
CCO Holdings,
Sr. Unscd. Notes		5.88	4/1/24	1,125,000	[d]	1,178,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
United States - 16.3% (continued)
Charter Communications,
Sr. Scd. Notes	5.38	5/1/47	975,000		1,010,449
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	1,125,000		1,164,375
Cheniere Energy Partners,
Sr. Scd. Notes	5.25	10/1/25	1,725,000	[d]	1,761,656
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	2,250,000		2,528,455
Citigroup,
Sub. Bonds	4.40	6/10/25	3,200,000		3,332,042
CLUB Credit Trust,
Ser. 2017-NP1, Cl. A	2.42	9/15/23	1,980,251	[d]	1,979,496
Colony Starwood Homes,
Ser. 2016-2A, Cl. A	2.81	12/17/33	4,175,785	[b,d]	4,202,713
COMM Mortgage Trust,
Ser. 2017-DLTA, Cl. A	2.41	8/13/35	3,200,000	[d]	3,209,995
Concho Resources,
Gtd. Notes	3.75	10/1/27	1,075,000		1,068,355
Concho Resources,
Gtd. Notes	4.88	10/1/47	325,000		355,924
Corning,
Sr. Unscd. Notes	4.38	11/15/57	1,725,000		1,725,709
Cox Communications,
Sr. Unscd. Notes	3.35	9/15/26	1,150,000	[d]	1,113,507
DaVita,
Gtd. Notes	5.00	5/1/25	1,175,000		1,173,531
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. B	2.47	10/24/22	700,000	[d]	692,000
Digital Euro Finco,
Gtd. Bonds	EUR 2.63	4/15/24	1,775,000		2,356,831
DISH DBS,
Gtd. Notes	5.88	11/15/24	1,125,000		1,070,859
Drive Auto Receivables Trust,
Ser. 2017-3, Cl. C	2.80	7/15/22	1,825,000		1,825,808
Duke Energy,
Sr. Unscd. Notes	3.75	9/1/46	2,050,000		1,982,722
Energy Transfer,
Sr. Unscd. Notes	4.75	1/15/26	880,000		916,020
Energy Transfer,
Sr. Unscd. Notes	4.20	4/15/27	600,000		595,652
Energy Transfer Partners,
Jr. Sub. Notes, Ser. A	6.25	12/15/49	2,275,000		2,283,531
EQT,
Sr. Unscd. Notes	3.00	10/1/22	655,000		641,675
EQT,
Sr. Unscd. Notes	3.90	10/1/27	3,390,000		3,326,760
Exeter Automobile Receivables Trust,
Ser. 2018-1A, Cl. B	2.75	4/15/22	2,200,000	[d]	2,203,073

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
United States - 16.3% (continued)
First Data,
Scd. Notes	5.75	1/15/24	1,125,000	[d]	1,166,839
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	1,375,000		1,419,688
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX	3.38	12/15/34	3,260,000	[d]	3,228,405
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	7,150,000		7,230,437
Genesis Energy,
Gtd. Notes	6.75	8/1/22	695,000		724,537
Genesis Energy,
Gtd. Notes	6.50	10/1/25	1,150,000		1,175,875
Glencore Funding,
Gtd. Notes	3.00	10/27/22	1,125,000	[d]	1,106,967
Goldman Sachs Group,
Sr. Unscd. Notes	3.50	11/16/26	3,415,000		3,370,158
HCA,
Sr. Scd. Notes	5.50	6/15/47	1,225,000		1,253,328
Hyatt Hotel Portfolio Trust,
Ser. 2017-HYT2, Cl. B	2.52	8/9/32	3,575,000	[d]	3,572,145
Icahn Enterprises,
Gtd. Notes	5.88	2/1/22	1,225,000		1,252,562
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. A	2.26	1/15/33	1,075,000	[d]	1,077,181
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. B	2.61	1/15/33	725,000	[d]	726,442
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS	2.22	11/25/36	1,338,034	[b]	1,339,491
Kinder Morgan,
Gtd. Notes	4.30	6/1/25	575,000		596,409
Kinder Morgan,
Gtd. Notes	5.55	6/1/45	900,000		996,543
Kraft Heinz Foods,
Gtd. Notes	EUR 2.25	5/25/28	5,075,000		6,411,333
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	2.38	2/25/34	511,611	[b]	513,307
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1	1.85	3/25/35	742,320	[b]	701,495
New Residential Mortgage Loan Trust,
Ser. 2017-3A, Cl. A1	4.00	4/25/57	3,099,352	[d]	3,172,048
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	1,075,000	[d]	1,191,906
Prosper Marketplace Issuance Trust,
Ser. 2017-3A, Cl. A	2.36	11/15/23	3,222,375	[d]	3,222,145
Prudential Financial,
Jr. Sub. Notes	4.50	9/15/47	3,450,000	[e]	3,510,375
Reynolds Group Issuer,
Gtd. Notes	7.00	7/15/24	1,095,000	[d]	1,166,859

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
United States - 16.3% (continued)
Santander Drive Auto Receivables Trust,
Ser. 2018-1, Cl. C		2.96	3/15/24	2,300,000		2,294,811
Santander Retail Auto Lease Trust,
Ser. 2017-A, Cl. A4		2.37	1/20/22	1,625,000	[d]	1,613,947
Scientific Games International,
Gtd. Notes		10.00	12/1/22	785,000		861,537
Springleaf Funding Trust,
Ser. 2016-AA, Cl. A		2.90	11/15/29	3,900,000	[d]	3,910,930
Sprint Communications,
Sr. Unscd. Notes		7.00	8/15/20	1,335,000		1,412,326
Sprint Spectrum,
Sr. Scd. Notes		3.36	9/20/21	3,046,875	[d]	3,065,918
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A		2.51	1/17/35	4,483,621	[b,d]	4,520,428
Sunoco Logistics Partners Operations,
Gtd. Notes		4.00	10/1/27	1,550,000		1,519,816
Sunoco Logistics Partners Operations,
Gtd. Notes		5.40	10/1/47	500,000		513,370
Targa Resources Partners,
Gtd. Bonds		5.13	2/1/25	1,125,000		1,137,656
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	825,000		865,549
Towd Point Mortgage Trust,
Ser. 2017-2, Cl. A1		2.75	4/25/57	916,216	[d]	911,377
Tricon American Homes,
Ser. 2017-SFR2, Cl. A		2.93	1/17/36	2,250,000	[d]	2,209,129
UBS Commercial Mortgage Trust,
Ser. 2017-C1, Cl. A4		3.54	11/15/50	1,975,000		1,998,744
United Rentals,
Gtd. Notes		4.88	1/15/28	1,665,000		1,669,162
Verizon Communications,
Sr. Unscd. Notes		4.13	3/16/27	1,125,000		1,158,610
Westlake Automobile Receivables Trust,
Ser. 2018-1A, Cl. C		2.92	5/15/23	1,375,000	[d]	1,375,827
Zayo Group,
Gtd. Notes		5.75	1/15/27	940,000	[d]	957,672
						152,542,741
Uruguay - .5%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	75,800,000	[d]	2,601,888
Uruguayan Government,
Sr. Unscd. Notes	UYU	9.88	6/20/22	58,300,000	[d]	2,135,389
						4,737,277
Total Bonds and Notes
(cost $843,514,956)						870,937,744

Floating Rate Loan Interests - .4%
United States - .4%
Asurion,
Tranche B-2 Term Loan, LIBOR +
6.00%		7.57	7/14/25	735,000	[b]	759,714
CSC Holdings,
Term Loan B, LIBOR + 2.50%		4.20	1/12/26	1,025,000	[b]	1,033,974
Univar USA,
Term B-3 Loan, LIBOR + 2.50%		3.98	7/1/24	1,700,000	[b]	1,718,420
Total Floating Rate Loan Interests
(cost $3,486,503)						3,512,108
Description /Number of	Exercise Expiration			Notional
Contracts/Counterparty		Price	Date	Amount		Value ($)
Options Purchased - .4%
Call Options - .2%
10 Year Interest Rate Swaption,
Contracts 46,800 Citigroup		2.10	4/2018	468,000		7,872
Euro,
Contracts 36,000 JP Morgan Chase
Bank		1.20	5/2018	36,000,000		1,949,039
						1,956,911
Put Options - .2%
10-Year U.S. Treasury Note,
Contracts 42,400 Goldman Sachs
International		123.00	2/2018	424,000		636,000
British Pound Cross Currency,
Contracts 7,500 JP Morgan Chase Bank	EUR	0.89	2/2018	7,500,000		141,243
Norwegian Krone Cross Currency,
Contracts 7,250 Citigroup	EUR	9.30	2/2018	7,250,000		0
Norwegian Krone Cross Currency,
Contracts 7,450 Citigroup	EUR	9.35	7/2018	7,450,000		63,436
Swedish Krona Cross Currency,
Contracts 3,750 UBS	EUR	9.60	7/2018	3,750,000		39,011
Swedish Krona Cross Currency,
Contracts 7,150 Goldman Sachs
International	EUR	9.80	3/2018	7,150,000		75,137
Turkish Lira,
Contracts 8,400 Citigroup		3.81	2/2018	8,400,000		121,960
Turkish Lira,
Contracts 8,500 Citigroup		3.93	2/2018	8,500,000		345,488
						1,422,275
Total Options Purchased
(cost $1,429,462)						3,379,186
Yield at
		Date of	Maturity	Principal
Description	Purchase (%)		Date	Amount ($)		Value ($)
Short-Term Investments - 1.0%
U.S. Treasury Bills
(cost $9,076,778)		1.16	3/1/18	9,085,000	[i]	9,075,134

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Other Investment - 3.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $31,221,624)	31,221,624 [j]	31,221,624

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $3,228,149)	3,228,149 [j]	3,228,149
Total Investments (cost $891,957,472)	98.3%	921,353,945
Cash and Receivables (Net)	1.7%	16,299,569
Net Assets	100.0%	937,653,514

BADLAR—Buenos Aires Interbank Offer Rate GDP—Gross Domestic Product

ARS—Argentine Peso
AUD—Australian Dollar
CAD—Canadian Dollar
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
GBP—British Pound
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
RUB—Russian Ruble
SEK—Swedish Krona
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan Peso
ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $126,067,862 or 13.45% of net assets.
e Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $3,121,864 and the value of the collateral held by the fund was $3,228,149.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
i Held by a counterparty for open futures contracts.
j Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed		63,829,705		63,829,705
Commercial Mortgage-
Backed		17,154,762		17,154,762
Corporate Bonds		199,083,158		199,083,158
Floating Rate Loan Interests		3,512,108		3,512,108
Foreign Government		581,400,622		581,400,622
Registered Investment
Companies	34,449,773			34,449,773
Residential Mortgage-
Backed		9,469,497		9,469,497
U.S. Treasury		9,075,134		9,075,134
Other Financial Instruments:
Futures†	2,511,719			2,511,719
Forward Foreign Currency
Exchange Contracts †		3,732,676		3,732,676
Options Purchased	636,000	2,743,186		3,379,186
Swaps†		7,295,682		7,295,682

Liabilities ($)
Other Financial Instruments:
Futures†	(2,024,791)			(2,024,791)
Forward Foreign Currency
Exchange Contracts†		(3,079,640)		(3,079,640)
Options Written		(739,093)		(739,093)
Swaps†		(366,301)		(366,301)

† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus International Bond Fund
January 31, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Australian 10 Year Bond	68	3/2018	7,127,670 [a]	6,991,342	(136,328)
Australian 3 Year Bond	613	3/2018	54,855,226 [a]	54,823,761	(31,465)
Euro 30 Year Bond	212	3/2018	43,312,229 [a]	42,571,613	(740,616)
Japanese 10 Year Bond	19	3/2018	26,242,517 [a]	26,161,766	(80,751)
Long Term French
Governemnt Future	176	3/2018	34,372,432 [a]	33,417,362	(955,070)
U.S. Treasury 10 Year
Notes	49	3/2018	5,966,483	5,957,328	(9,155)
U.S. Treasury 5 Year
Notes	72	3/2018	8,330,593	8,259,187	(71,406)
Futures Short
Canadian 10 year Bond	179	3/2018	(19,558,660)[a]	(19,243,228)	315,432
Euro-Bobl	543	3/2018	(88,420,482)[a]	(87,944,911)	475,571
Euro-Bond	16	3/2018	(3,243,131)[a]	(3,154,946)	88,185
U.S. Treasury 2 Year
Notes	20	3/2018	(4,291,211)	(4,264,688)	26,523
U.S. Treasury Long Bond	10	3/2018	(1,534,355)	(1,478,125)	56,230
U.S. Treasury Ultra Long
Bond	1	3/2018	(167,103)	(161,938)	5,165
Ultra 10 Year U. S.
Treasury Notes	395	3/2018	(52,974,847)	(51,430,234)	1,544,613
Gross Unrealized Appreciation					2,511,719
Gross Unrealized Depreciation					(2,024,791)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus International Bond Fund
January 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount [a]		Value ($)
Call Options:
British Pound Cross Currency	JP Morgan Chase
February 2018 @ GBP 0.96	Bank	7,500	7,500,000	EUR	(1)
Norwegian Krone Cross Currency
February 2018 @ NOK 9.7	Citigroup	7,250	7,250,000	EUR	(15)
Norwegian Krone Cross Currency
July 2018 @ NOK 9.97	Citigroup	7,500	7,500,000	EUR	(68,936)
Russian Ruble
March 2018 @ RUB 62	Citigroup	8,450	8,450,000		(2,006)
Swedish Krona Cross Currency	Goldman Sachs
March 2018 @ SEK 10.2	International	7,150	7,150,000	EUR	(2,758)
Swedish Krona Cross Currency
July 2018 @ SEK 10	UBS	3,750	3,750,000	EUR	(39,005)
Turkish Lira
February 2018 @ TRY 4.26	Citigroup	8,400	8,400,000		(2)
Turkish Lira
February 2018 @ TRY 4.32	Citigroup	8,500	8,500,000		(343)
Put Options:
Euro	Goldman Sachs
February 2018 @ EUR 1.223	International	29,050	29,050,000		(626,027)
Total Options Written
(premiums received $876,684)					(739,093)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to financial statements.

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus International Bond Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
		United States
Australian Dollar	11,925,000	Dollar	9,649,829	2/28/18	(41,673)
		United States
Canadian Dollar	3,690,000	Dollar	2,997,392	2/28/18	3,520
Ukrainian		United States
Hryvnia	15,260,000	Dollar	541,135	4/10/18	4,698
Barclays Bank
		United States
Malaysian Ringgit	17,425,000	Dollar	4,473,110	4/10/18	(14,621)
United States
Dollar	19,569,897	Taiwan Dollar	567,640,000	4/10/18	26,800
Citigroup
		United States
Canadian Dollar	1,760,000	Dollar	1,411,179	2/28/18	20,150
		United States
Colombian Peso	12,055,210,000	Dollar	4,198,564	4/10/18	30,155
		United States
Czech Koruna	370,820,000	Dollar	18,328,391	4/10/18	(42,813)
		United States
Euro	2,850,000	Dollar	3,500,033	2/28/18	44,205
		United States
British Pound	42,915,000	Dollar	61,403,496	2/28/18	(412,293)
		United States
Hungarian Forint	346,235,000	Dollar	1,394,729	4/10/18	(3,846)
		United States
Japanese Yen	283,460,000	Dollar	2,607,653	2/28/18	(7,529)
		United States
Russian Ruble	92,870,000	Dollar	1,650,772	4/10/18	(12,696)
		United States
Singapore Dollar	19,715,000	Dollar	15,109,016	4/10/18	(57,881)
United States
Dollar	7,328,803	Argentine Peso	134,450,000	3/15/18	621,402
United States
Dollar	4,342,592	Chilean Peso	2,637,690,000	4/10/18	(28,990)
United States		Mexican New
Dollar	7,899,673	Peso	150,785,000	4/10/18	(111,325)
United States		New Zealand
Dollar	37,452,562	Dollar	51,245,000	2/28/18	(300,557)
United States
Dollar	13,865,506	Philippine Peso	711,250,000	4/10/18	43,487
United States		South African
Dollar	36,480,716	Rand	440,635,000	4/10/18	(337,463)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Goldman Sachs International
		United States
Polish Zolty	14,895,000	Dollar	4,394,441	4/10/18	61,252
HSBC
United States
Dollar	13,409,619	Romanian Leu	51,070,000	4/10/18	(227,270)
JP Morgan Chase Bank
		United States
Argentine Peso	52,910,000	Dollar	2,703,286	3/15/18	(63,728)
		United States
Swiss Franc	1,115,000	Dollar	1,161,559	2/28/18	38,765
		United States
Czech Koruna	407,785,000	Dollar	20,099,812	4/10/18	8,554
		United States
Euro	103,430,000	Dollar	129,465,814	2/28/18	(841,064)
Indonesian		United States
Rupiah	227,874,930,000	Dollar	17,017,046	4/10/18	(80,339)
		United States
Indian Rupee	544,970,000	Dollar	8,510,635	4/10/18	(16,449)
		United States
Japanese Yen	11,953,585,000	Dollar	107,760,646	2/28/18	1,887,272
South Korean		United States
Won	10,674,945,000	Dollar	9,937,207	4/10/18	72,024
		United States
Norwegian Krone	118,745,000	Dollar	15,123,284	2/28/18	292,243
United States
Dollar	18,067,618	Australian Dollar	22,590,000	2/28/18	(133,493)
United States
Dollar	10,633,859	Israeli Shekel	36,190,000	4/10/18	16,921
United States
Dollar	9,317,435	Russian Ruble	527,460,000	4/10/18	13,895
United States
Dollar	9,468,557	Thai Baht	296,060,000	4/10/18	(15)
United States
Dollar	16,188,168	Turkish Lira	61,770,000	4/10/18	76,174
United States
Dollar	17,389,466	Taiwan Dollar	511,680,000	4/10/18	(227,002)
UBS
		United States
Argentine Peso	63,370,000	Dollar	3,229,867	3/15/18	(68,484)
		United States
Malaysian Ringgit	35,370,000	Dollar	9,045,322	7/23/18	(27,692)
		United States
Swedish Krona	203,895,000	Dollar	25,449,766	2/28/18	469,742

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
UBS (continued)
United States
Dollar	686,275	Australian Dollar	850,000	2/28/18	1,417
United States
Dollar	1,583,550	British Pound	1,130,000	2/28/18	(22,417)
Gross Unrealized Appreciation					3,732,676
Gross Unrealized Depreciation					(3,079,640)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus International Bond Fund
January 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
				Unrealized
Notional	Currency/	(Pay) Receive		Appreciation
Amount	Floating Rate	Fixed Rate (%)	Expiration	(Depreciation) ($)
	USD - 3 MONTH
87,800,000	LIBOR	(2.36)	11/29/2027	2,790,379
	USD - 6 Month
26,600,000	LIBOR	(2.48)	1/10/2021	(28,683)
	USD - 3 Month
18,100,000	LIBOR	(1.79)	10/3/2046	3,735,541
	SEK - 3 Month
	Stockholm
	Interbank Offered
71,300,000	Rate	(0.44)	7/18/2022	22,514
	GBP - 6 Month
35,350,000	LIBOR	(1.08)	12/12/2022	547,475
	SEK - 3 Month
	Stockholm
	Interbank Offered
43,000,000	Rate	(0.59)	1/23/2023	17,133
	JPY - 6 Month
2,000,000,000	LIBOR	0.08	11/4/2026	(337,618)
	HUF - 6 Month
1,596,600,000	BUBOR	(1.83)	1/26/2028	54,881
	HUF - 6 Month
1,596,600,000	BUBOR	(1.86)	1/26/2028	37,109
	SEK - 3 Month
	Stockholm
	Interbank Offered
214,000,000	Rate	(0.46)	7/19/2022	41,962
	SEK - 3 Month
	Stockholm
	Interbank Offered
71,400,000	Rate	(0.42)	7/20/2022	29,208
	HUF - 6 Month
2,018,610,000	BUBOR	(1.90)	1/29/2028	19,480
Gross Unrealized Appreciation				7,295,682
Gross Unrealized Depreciation				(366,301)

BUBOR—Budapest Interbank Offered Rate
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
SEK—Swedish Krona
USD—United States Dollar
† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at

NOTES

any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund

NOTES

and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at January 31, 2018 are set forth in the Statement of Swap Agreements.

At January 31, 2018, accumulated net unrealized appreciation on investments was $29,534,064, consisting of $44,149,883 gross unrealized appreciation and $14,615,819 gross unrealized depreciation.

NOTES

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)